CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 1,211	$ 10,937
Restricted cash	490	550
Prepaid and other current assets	653	781
Total current assets	2,354	12,268
Property and equipment, net	848	1,086
Other noncurrent assets	750	1,017
Total assets	3,952	14,371
Current liabilities:
Accounts payable	8,999	2,015
Accrued expenses	12,086	5,337
Accrued compensation	2,392	1,617
Series D 2X liquidation preference	79,870	8,030
Total current liabilities	103,347	16,999
Deferred rent	114	172
Other noncurrent liabilities	166	213
Total liabilities	103,627	17,384
Commitments and contingencies (Note 6)
Stockholders' deficit:
Common stock, $0.001 par value; 157,836,540 shares authorized at December 31, 2017 and 2016; 81,119,014 shares issued and outstanding at December 31, 2017 and 2016	81	81
Additional paid-in capital	17,650	20,806
Accumulated deficit	(307,277)	(201,972)
Total stockholders' deficit	(289,546)	(181,085)
Total liabilities, convertible preferred stock and stockholders' deficit	3,952	14,371
Series A Convertible Preferred Stock
Convertible preferred stock, $0.001 par value; 57,501,624 and 57,501,604 shares authorized at December 31, 2017 and 2016, respectively:
Convertible preferred stock, value	23,848	23,848
Series B Convertible Preferred Stock
Convertible preferred stock, $0.001 par value; 57,501,624 and 57,501,604 shares authorized at December 31, 2017 and 2016, respectively:
Convertible preferred stock, value	43,616	43,616
Series C-1 Convertible Preferred Stock
Convertible preferred stock, $0.001 par value; 57,501,624 and 57,501,604 shares authorized at December 31, 2017 and 2016, respectively:
Convertible preferred stock, value	34,382	34,382
Series C Convertible Preferred Stock
Convertible preferred stock, $0.001 par value; 57,501,624 and 57,501,604 shares authorized at December 31, 2017 and 2016, respectively:
Convertible preferred stock, value	19,469	19,469
Series D Convertible Preferred Stock
Convertible preferred stock, $0.001 par value; 57,501,624 and 57,501,604 shares authorized at December 31, 2017 and 2016, respectively:
Convertible preferred stock, value	$ 68,556	$ 56,757